Intangible Assets and Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Amortisation expense	$ 10,400,000	$ 15,300,000
Intangible assets, net	$ 407,590,000	437,644,000
Growth rate used to extrapolate cash flow projections (in percent)	3.00%
Ending inventory	$ 1,600,000	1,100,000
Bottom of range
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Discount rate applied to cash flow projections (in percent)	12.50%
Top of range
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Discount rate applied to cash flow projections (in percent)	17.50%
California Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 89,500,000	215,600,000
Arizona Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	10,100,000
Maryland Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	900,000
Massachusetts Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment charge	21,800,000
Impairment loss recognised in profit or loss, goodwill	16,500,000
Selling, general and administrative expense
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Amortisation expense	6,900,000	12,800,000
Cost of Sales and Ending Inventory
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Amortisation expense	3,500,000	2,500,000
Cost of goods sold
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Amortisation expense	2,900,000	2,400,000
Amortization capitalized to inventory in prior years	1,100,000	1,000,000
Gross carrying amount
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Additions from acquisitions		556,141,000
Gross carrying amount | Customer Relationships
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Additions from acquisitions		24,250,000
Gross carrying amount | Trade Names
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Additions from acquisitions		1,400,000
Gross carrying amount | Licenses
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Additions from acquisitions	$ 0	317,200,000
Accumulated depreciation and amortisation | Trade Names And Customer Relationship Intangibles
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment charge		15,700,000
Carrying Amount Subject To Impairment | Customer Relationships
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Intangible assets, net		57,100,000
Carrying Amount Subject To Impairment | Trade Names
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Intangible assets, net		32,200,000
Carrying Amount Subject To Impairment | Market-Related Intangibles
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Intangible assets, net		$ 800,000